BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Revenues	Revenues

($ in millions)	2017	2016	2015
North America	$2,000	$1,812	$1,848
Asia Pacific	67	74	93
Europe	116	114	126
Total segment revenues	2,183	2,000	2,067
Corporate and other	—	—	—
	$2,183	$2,000	$2,067

Net Income
Net Income

($ in millions)	2017	2016	2015
North America	$442	$398	$416
Asia Pacific	(1)	2	7
Europe	15	12	15
Total segment financial results	456	412	438
Corporate and other	(216)	(214)	(224)
Provision for income taxes	(5)	(76)	(87)
	$235	$122	$127

Depreciation	Depreciation

($ in millions)	2017	2016	2015
North America	$13	$12	$13
Asia Pacific	1	1	2
Europe	1	2	2
Total segment depreciation	15	15	17
Corporate and other	6	6	5
	$21	$21	$22

Assets	Assets

($ in millions)	At Year-End 2017	At Year-End 2016
North America	$2,088	$1,902
Asia Pacific	129	99
Europe	62	60
Total segment assets	2,279	2,061
Corporate and other	566	259
	$2,845	$2,320

Capital Expenditures (including inventory)
Capital Expenditures (including inventory)

($ in millions)	2017	2016	2015
North America	$143	$137	$180
Asia Pacific	26	21	72
Europe	5	6	3
Total segment capital expenditures	174	164	255
Corporate and other	7	9	10
	$181	$173	$265